Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Purchase Price Allocation

The Company allocated the cost of the acquisition to the assets acquired based upon their respective fair values. These fair values are based on management’s estimates and assumptions, including variations of the income approach, the market approach and the cost approach, resulting in a purchase price allocation as follows:

Land	$12,100
Other property and equipment	2,400
Non-compete agreement	500

Total assets acquired	$15,000